Cover	Mar. 13, 2025
Document Type	8-K12B/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K (this “Amendment No. 1”) incorporates by reference the information contained in the Current Report on Form 8-K filed by USA Rare Earth, Inc. (“New USARE”) on March 19, 2025 (the “Original Report”). Capitalized terms used and not defined herein have the meanings ascribed to such terms in the Original Report
Document Period End Date	Mar. 13, 2025
Entity File Number	001-41711
Entity Registrant Name	USA RARE EARTH, INC.
Entity Central Index Key	0001970622
Entity Tax Identification Number	98-1720278
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 W Airport Road
Entity Address, City or Town	Stillwater
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74075
City Area Code	813
Local Phone Number	867-6155
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock shares, par value $0.0001 per share
Title of 12(b) Security	Common Stock shares, par value $0.0001 per share
Trading Symbol	USAR
Security Exchange Name	NASDAQ
Warrants to purchase one share of Common Stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants to purchase one share of Common Stock, each at an exercise price of $11.50 per share
Trading Symbol	USARW
Security Exchange Name	NASDAQ